Financing Receivables (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2010 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases USD ($)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2010 Finance leases JPY (¥)	Mar. 31, 2012 Wholesale and other dealer loans USD ($)	Mar. 31, 2012 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2011 Wholesale and other dealer loans USD ($)	Mar. 31, 2011 Wholesale and other dealer loans JPY (¥)	Mar. 31, 2010 Wholesale and other dealer loans JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	$ 124,567	¥ 10,238,177	¥ 10,242,198	$ 88,195	¥ 7,248,793		¥ 7,128,453		$ 11,625	¥ 955,430		¥ 1,123,188		$ 24,747	¥ 2,033,954		¥ 1,990,557
Deferred origination costs	1,284	105,533	104,391
Unearned income	(6,012)	(494,123)	(496,235)
Allowance for credit losses	(1,609)	(132,228)	(156,803)	(941)	(77,353)	(1,122)	(92,199)	(160,350)	(373)	(30,637)	(438)	(36,024)	(36,918)	(295)	(24,238)	(348)	(28,580)	(35,211)
Total finance receivables, net	118,230	9,717,359	9,693,551	88,195	7,248,793				8,379	688,642				24,747	2,033,954
Less - Current portion	(50,065)	(4,114,897)	(4,136,805)
Noncurrent finance receivables, net	$ 68,165	¥ 5,602,462	¥ 5,556,746